Consolidated Statements of Total Equity (USD $) In Millions, unless otherwise specified		Total		Common stock	Additional paid in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock	Total parent shareholders' equity	Non-controlling interests
Beginning Balance at Dec. 31, 2009		$ 2,436.0	[1]	$ 102.8	$ 1,559.0	$ 1,412.8	$ 74.3	$ (760.7)	$ 2,388.2	$ 47.8
Beginning Balance, shares at Dec. 31, 2009				102.8
Comprehensive Income:
Net income		595.5	[1]			590.6			590.6	4.9
Net change in cash flow hedges		0.2	[1]				0.2		0.2
Foreign currency translation		(30.0)	[1]				(30.3)		(30.3)	0.3
Pension liability		(7.8)	[1]				(7.8)		(7.8)
Comprehensive income		557.9	[1]						552.7	5.2
Common stock incentives	[2]	34.6	[1]					34.6	34.6
Cash dividends declared		(93.3)	[1]			(93.3)			(93.3)
Common stock issuance, net		57.1	[1]		(74.2)			131.3	57.1
Investment in subsidiary by non-controlling interests		1.2	[1]							1.2
Acquisition of non-controlling interests		4.2	[1]							4.2
Purchase of subsidiary shares from non-controlling interests		(58.5)	[1]		(12.0)				(12.0)	(46.5)
Ending Balance at Dec. 31, 2010		2,939.2	[1]	102.8	1,472.8	1,910.1	36.4	(594.8)	2,927.3	11.9
Ending Balance, shares at Dec. 31, 2010				102.8
Comprehensive Income:
Net income		627.0	[1]			623.4			623.4	3.6
Foreign currency translation		(41.8)	[1]				(42.3)		(42.3)	0.5
Pension liability		(36.4)	[1]				(36.4)		(36.4)
Comprehensive income		548.8	[1]						544.7	4.1
Common stock incentives	[2]	20.3	[1]					20.3	20.3
Cash dividends declared		(158.9)	[1]			(158.9)			(158.9)
Dividends paid to non-controlling interests on subsidiary shares		(0.4)	[1]							(0.4)
Ending Balance at Dec. 31, 2011		3,349.0	[1]	102.8	1,472.8	2,374.6	(42.3)	(574.5)	3,333.4	15.6
Ending Balance, shares at Dec. 31, 2011		102.8		102.8
Comprehensive Income:
Net income		485.6	[1]			483.1			483.1	2.5
Foreign currency translation		28.1	[1]				27.9		27.9	0.2
Pension liability		(26.1)	[1]				(26.1)		(26.1)
Comprehensive income		487.6	[1]						484.9	2.7
Common stock incentives	[2]	20.7	[1]					20.7	20.7
Cash dividends declared		(185.2)	[1]			(185.2)			(185.2)
Common stock issuance, net		104.8	[1]		(143.5)			248.3	104.8
Dividends paid to non-controlling interests on subsidiary shares		(0.8)	[1]							(0.8)
Ending Balance at Dec. 31, 2012		$ 3,776.1	[1]	$ 102.8	$ 1,329.3	$ 2,672.5	$ (40.5)	$ (305.5)	$ 3,758.6	$ 17.5
Ending Balance, shares at Dec. 31, 2012		102.8		102.8

[1]	See Note 13 for further details - includes tax effects where applicable. 2)
[2]	See Notes 1 and 15 for further details - includes tax effects.